FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Liabilities Measured at Fair Value on Recurring Basis
The Company has determined the fair value of certain liabilities using the market approach. The following table presents the Company’s fair value hierarchy for these liabilities measured at fair value on a recurring basis as of June 30, 2016:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	June 30, 2016	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2012 Series A	$1,565,827	$-	$-	$1,565,827
Warrant liability - 2012 placement agent	3,689	-	-	3,689
Warrant liability - 2013 Series D	2,958,572	-	-	2,958,572
Warrant liability - 2013 placement agent	2,823	-	-	2,823
Total	$4,530,911	$-	$-	$4,530,911

The following table presents the Company’s fair value hierarchy for these liabilities measured at fair value on a recurring basis as of December 31, 2015:

		Quoted Market Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2015	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2012 Series A	$1,753,969	$-	$-	$1,753,969
Warrant liability - 2012 placement agent	7,661	-	-	7,661
Warrant liability - 2013 Series D	2,985,512	-	-	2,985,512
Warrant liability - 2013 placement agent	3,545	-	-	3,545
Total	$4,750,687	$-	$-	$4,750,687

The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2015:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2015	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2012 Series A	$1,753,969	$-	$-	$1,753,969
Warrant liability - 2012 placement agent	7,661	-	-	7,661
Warrant liability - 2013 Series D	2,985,512	-	-	2,985,512
Warrant liability - 2013 placement agent	3,545	-	-	3,545

Total	$4,750,687	$-	$-	$4,750,687

The following table presents the Company’s fair value hierarchy for these assets measured at fair value on a recurring basis as of December 31, 2014:

		Quoted Market
		Prices in Active	Significant Other	Significant Other
	Fair Value	Markets	Observable Inputs	Unobservable Inputs
	December 31, 2014	(Level 1)	(Level 2)	(Level 3)

Liabilities:
Warrant liability - 2010 Class B	$28,066	$-	$-	$28,066
Warrant liability - 2012 Series A&B	3,520,319	-	-	3,520,319
Warrant liability - 2012 placement agent	67,246	-	-	67,246
Warrant liability - 2013 Series D&E	3,036,986	-	-	3,036,986
Warrant liability - 2013 placement agent	18,907	-	-	18,907

Total	$6,671,524	$-	$-	$6,671,524

Summary of Changes in Fair Value of Liabilities
The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at June 30, 2016:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Total			2013			2012
	Warrant	2013	2013	Placement	2012	2012	Placement	2010
	Liability	Series E	Series D	Agent	Series B	Series A	Agent	Class B

Balance at January 1, 2015	$6,671,524	$25,737	$3,011,249	$18,907	$12,381	$3,507,938	$67,246	$28,066
Total gains or losses:
Unrealized appreciation/(depreciation)	(1,920,837)	(25,737)	(25,737)	(15,362)	(12,381)	(1,753,969)	(59,585)	(28,066)
Balance at December 31, 2015	$4,750,687	$-	$2,985,512	$3,545	$-	$1,753,969	$7,661	$-
Total gains or losses:
Unrealized appreciation/(depreciation)	(219,776)		(26,940)	(722)		(188,142)	(3,972)
Balance at June 30, 2016	$4,530,911	$-	$2,958,572	$2,823	$-	$1,565,827	$3,689	$-

Value per Warrant	$0.106	$-	$0.123	$0.043	$-	$0.086	$0.013	$-

The following table provides a summary of changes in fair value of the Company’s liabilities, as well as the portion of losses included in income attributable to unrealized depreciation that relate to those liabilities held at December 31, 2015:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

	Total			2013			2012
	Warrant	2013	2013	Placement	2012	2012	Placement	2010
	Liability	Series E	Series D	Agent	Series B	Series A	Agent	Class B

Balance at January 1, 2014	$35,864,881	$5,855,206	$12,482,527	$98,080	$2,816,676	$13,887,307	$362,633	$362,452
Total gains or losses:
Unrealized appreciation	(29,193,357)	(5,829,469)	(9,471,278)	(79,173)	(2,804,295)	(10,379,369)	(295,387)	(334,386)
Balance at December 31, 2014	$6,671,524	$25,737	$3,011,249	$18,907	$12,381	$3,507,938	$67,246	$28,066
Total gains or losses:
Unrealized appreciation	(1,920,837)	(25,737)	(25,737)	(15,362)	(12,381)	(1,753,969)	(59,585)	(28,066)
Balance at December 31, 2015	$4,750,687	$-	$2,985,512	$3,545	$-	$1,753,969	$7,661	$-

Value per Warrant	$0.202	$-	$0.232	$0.054	$-	$0.170	$0.027	$-

Schedule of Derivative Liabilities at Fair Value
Significant assumptions used at December 31, 2015 and 2014 for the warrants and embedded conversion discount derivative liability of the Debentures are as follows:

	December 31, 2015	December 31, 2014

Volatility	162%	173%
Risk-free interest rate	1.38%	1.65%